As filed with the Securities and Exchange Commission on February 24, 2020

File No. 333-233335

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

FRANKLIN MUTUAL SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

101 John F. Kennedy Parkway, Short Hills , NJ 07078
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

 (201) 912-2100
(Registrant’s Area Code and Telephone Number)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service) (Number and Street) (City)(State)(Zip Code)

Copies to:

Bruce G. Leto, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A, Class C, Class R, Class R6 and Class Z shares of beneficial interest, no par value, of Franklin Mutual Global Discovery Fund.

It is proposed that the filing will go effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on September 23, 2019 under Accession number 0001137439-19-000455.

PART C

OTHER INFORMATION

Item 15.  Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.  The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Amended and Restated Agreement and Declaration of Trust dated May 17, 2018
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2019

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	By-Laws of Franklin Mutual Series Funds effective as of October 18, 2006
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 28, 2008

(b)	Amendment effective February 1, 2018 to the By-Laws of Franklin Mutual Series Funds dated October 23, 2017
Filing: Post-Effective Amendment No. 59 to Registration
Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2018

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Plan of Reorganization of Franklin Mutual Series Funds, on behalf of Franklin Mutual Global Discovery Fund and Franklin Mutual International Fund, dated July 16, 2019.
FILED HEREWITH AS EXHIBIT EX-99.4(a)

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Agreement and Declaration of Trust
(1) Article III, Shares
(2) Article V, Shareholders’ Voting Powers and Meetings
(3) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(4) Articles VIII, Certain Transactions – Section 4
(5) Articles X, Miscellaneous – Section 4

(b)	By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4, 6, 7
(d) Articles VIII, Amendment – Section 1

(c)	Part B: Statement of Additional Information – Item 22

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Beacon Fund and Franklin Mutual Advisers, LLC.
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(b)
Amended and Restated Investment Management Agreement dated as of July 1, 2014, and amended as of July 1, 2015 between the Registrant on behalf of the Mutual Global Discovery Fund and Franklin Mutual Advisers, LLC.

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2016

(c)	Amended and Restated Investment Management Agreement dated as of July 1, 2014 between the Registrant on behalf of the Mutual European Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(d)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Financial Services Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(e)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Quest Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(f)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Shares Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(g)	Amended and Restated Investment Management Agreement dated as of July 1, 2014 between the Registrant on behalf of the Mutual International Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Distribution Agreement dated January 1, 2011, between Registrant and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 28, 2011

(b)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010
Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 28, 2011

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: December 24, 1998

(b)	Amendment dated May 7, 1997, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 033-18516
Filing Date: December 24, 1998

(c)	Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: December 24, 1998

(d)	Amendment dated June 1, 2018 to Exhibit A of the Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2019

(e)	Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: December 20, 2001

(f)	Amendment dated June 1, 2018, to Schedule 1 of the Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2019

(g)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: December 20, 2001

(h)	Amendment dated January 27, 2017, to Schedule 1 of the Foreign Custody Manager Agreement
Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2017

(i)	Amendment dated November 19, 2014, to Schedule 2 of the Foreign Custody Manager Agreement

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(j)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2012

(k)	Amendment dated June 1, 2018, to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2019

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)	Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf on Mutual Beacon Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: June 14, 2010

(b)
Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Global Discovery Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: June 14, 2010

(c)	Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual European Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: June 14, 2010

(d)	Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Financial Services Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
Filing No. 033-18516
Filing Date: June 14, 2010

(e)	Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Quest Fund and Franklin/Templeton Distributors, In.
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No 033-18516
Filing Date: June 14, 2010

(f)	Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Mutual Shares Fund and Franklin/Templeton Distributors, In.
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No 033-18516
Filing Date: June 14, 2010

(g)	Class A Distribution Plan dated May 1, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual International Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No 033-18516
Filing Date: April 28, 2009

(h)
Amended and Restated Class C Distribution Plan dated July 14, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Mutual European Fund, Mutual Financial Services fund, Mutual International Fund, Mutual Quest Fund, and Mutual Shares Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No 033-18516
Filing Date: June 14, 2010

(i)
Amended and Restated Class R Distribution Plan dated July 14, 2009, pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Global Discovery Fund, Mutual International Fund, Mutual Quest Fund and Mutual Shares Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A
File No 033-18516

Filing Date: October 28, 2009

(j)
Amended and Restated Class R Distribution Plan dated October 30, 2009 pursuant to Rule 12b-1 between Registrant, on behalf of Mutual Beacon Fund and Mutual European Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A
File No 033-18516
Filing Date: October 28, 2009

(k)	Amended and Restated Multiple Class Plan on behalf of Mutual Beacon Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(l)	Amended and Restated Multiple Class Plan on behalf of Mutual Global Discovery Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(m)	Amended and Restated Multiple Class Plan on behalf of Mutual European Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(n)	Amended and Restated Multiple Class Plan on behalf of Mutual Financial Services Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(o)	Amended and Restated Multiple Class Plan on behalf of Mutual Shares Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(p)	Amended and Restated Multiple Class Plan on behalf of Mutual International Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516

Filing Date: April 29, 2013

(q)	Amended and Restated Multiple Class Plan on behalf of Mutual Quest Fund dated December 6, 2012
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 29, 2013

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Legal Opinion dated August 16, 2019
Filing:  Previously filed on Form N-14 of Registrant
File No. 333-233335
Filing Date: August 16, 2019

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Tax Opinion, dated February 21, 2020
FILED HEREWITH AS EXHIBIT EX-99.12(a)

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Amended and Restated Fund Administration Agreement dated May 21, 2012, between the Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Quest Fund, Mutual Shares Fund and Mutual International Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 28, 2014

(b)	Amended and Restated Transfer Agent and Shareholder Agreement dated November 1, 2017, between Registrant and Franklin Templeton Investor Services, LLC
Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2018

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm
Filing:  Previously filed on Form N-14 of Registrant
File No. 333-233335
Filing Date: September 23, 2019

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney dated July 17, 2019
Filing:  Previously filed on Form N-14 of Registrant
File No. 333-233335
Filing Date: August 16, 2019

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics dated December 31, 2018
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2019

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on the 24th day of February 2020.

FRANKLIN MUTUAL SERIES FUNDS
(Registrant)

BY: /s/ Steven J. Gray
Steven J. Gray
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

PETER A. LANGERMAN*	Trustee and Chief Executive Officer-Investment Management
Peter A. Langerman	Dated: February 24, 2020

MATTHEW T. HINKLE*	Chief Executive Officer-Finance and Administration
Matthew T. Hinkle	Dated: February 24, 2020

ROBERT G. KUBILIS*	Chief Financial Officer and Chief Accounting Officer
Robert G. Kubilis	Dated: February 24, 2020

EDWARD I. ALTMAN*	Trustee
Edward I. Altman	Dated: February 24, 2020

ANN TORRE BATES*	Trustee
Ann Torre Bates	Dated: February 24, 2020

BURTON J. GREENWALD*	Trustee
Burton J. Greenwald	Dated: February 24, 2020

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: February 24, 2020

KEITH E. MITCHELL*	Trustee
Keith E. Mitchell	Dated: February 24, 2020

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated: February 24, 2020

CHARLES RUBENS II*	Trustee

Charles Rubens II	Dated: February 24, 2020

JAN HOPKINS TRACHTMAN*	Trustee
Jan Hopkins Trachtman	Dated: February 24, 2020

ROBERT E. WADE*	Trustee
Robert E. Wade	Dated: February 24, 2020

GREGORY H. WILLIAMS*	Trustee
Gregory H. Williams	Dated: February 24, 2020

*By:	/s/ Steven J. Gray Steven J. Gray, Attorney-in-Fact (Pursuant to Power of Attorney filed herewith)

FRANKLIN MUTUAL SERIES FUNDS
N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.(4)(a)	Plan of Reorganization of Franklin Mutual International Fund into Franklin Mutual Global Discovery Fund, dated July 16, 2019
EX-99.(12)(a)	Tax Opinion dated February 21, 2020